Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Number of shares	Share capital	Contributed surplus	Accumulated deficit	Total
Balance at Dec. 31, 2020		$ 32,004	$ 5,588	$ (22,145)	$ 15,447
Balance (in Shares) at Dec. 31, 2020	88,939,000
Net income (loss)				22,130	22,130
Share-based payment			22,585		22,585
Issuance of common shares and warrants		229,712	30,228		259,940
Issuance of common shares and warrants (in Shares)	64,526,000
Conversion of long-term debt		5,110	(110)		5,000
Conversion of long-term debt (in Shares)	8,475,000
Deferred tax expense related to equity issuance costs		4,287			4,287
Exercise of stock options		107,780	(14,587)		93,193
Exercise of stock options (in Shares)	32,866,000
Balance at Dec. 31, 2021		378,893	43,704	(15)	422,582
Balance (in Shares) at Dec. 31, 2021	194,806,000
Net income (loss)				(239,050)	(239,050)
Share-based payment			21,788		21,788
Issuance of common shares and warrants		54,086	35		54,121
Issuance of common shares and warrants (in Shares)	29,324,000
Deferred tax expense related to equity issuance costs		(3,895)			(3,895)
Exercise of stock options		36	(15)		21
Exercise of stock options (in Shares)	70,000
Balance at Dec. 31, 2022		$ 429,120	$ 65,512	$ (239,065)	$ 255,567
Balance (in Shares) at Dec. 31, 2022	224,200,000